Cash generated from operations (Details) - EUR (€) € in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Statement of cash flows [abstract]
Loss before income tax	€ (43,230)	€ (20,696)	€ (81,671)	€ (267,610)
Adjustments to reconcile loss before income tax to net cash flows:
Loss on modification of old facility	€ 0	€ 1,730	0	1,730
Fair value (gains)/losses on derivatives			0	(3,890)
Fair value (gains)/losses on Public and Private warrant liabilities			4,175	(22,028)
Other finance (income)/costs			20,545	9,563
Share-based payment expenses			29,784	241,497
Depreciation, impairments and reversal of impairments of property, plant and equipment			15,216	11,383
Depreciation and impairments of right-of-use of assets			6,061	4,860
Amortization and impairments of intangible assets			3,244	3,589
Net (gain)/loss on disposal of property, plant and equipment			5,064	183
Movements in working capital:
Decrease/(increase) in inventories			(15,108)	(19,903)
Decrease/(increase) in other financial assets			(6,336)	12,257
Decrease/(increase) in trade and other receivables, contract assets and prepayments and other assets			(3,429)	(29,139)
Increase/(decrease) in trade and other payables and contract liabilities			(11,097)	(32,039)
Increase/(decrease) in provisions and other liabilities			638	(93)
Cash generated from/(used in) operations			€ (32,914)	€ (89,640)